Income Taxes (Details) - Schedule of Income Tax Expense - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current:
State		$ 1,600
Foreign
Total Current		1,600	2,400	800
Deferred:
State			2,400	800
Foreign	80,696	(166,696)	795,378	(187,055)
Total Deferred	80,696	(166,696)	$ 795,378	$ (187,055)
Total provision for (benefit from) income taxes	$ 80,696	$ (165,096)